Income Taxes (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations Before Income Taxes	$ (169)	$ 54	$ 303		$ (420)		$ 665
Income Taxes	$ 49	$ 16	$ 116	[1]	$ (159)	[1]	$ 236	[1]
Effective Tax Rate	(29.00%)	30.00%	38.30%		37.90%		35.50%
Annualized effective tax rate	30.76%	36.93%
State deferred taxes	$ 17
IRS
Income Tax Contingency [Line Items]
Tax benefit recorded for previously unrecognized tax benefits	$ 12

[1]	Excludes current and deferred federal and state tax expense recorded to Discontinued Operations of $109 million, $17 million and $27 million in 2014, 2013 and 2012. Also excludes federal and state tax expense (benefit) recorded to OCI of $(56) million, $47 million and $(267) million in 2014, 2013, and 2012.